SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and in accordance with the rules and regulations of the United States Securities and Exchange Commission for interim reporting. In the opinion of management, these unaudited interim financial statements include all adjustments, consisting only of normal, recurring adjustments, necessary for a fair statement of the Company’s financial position, results of operations, and cash flows. The unaudited interim results of operations are not necessarily indicative of the results that may occur for the full fiscal year. The year-end condensed interim balance sheet data was derived from audited financial statements, but does not include all disclosures required by GAAP. Management believes that the disclosures provided herein are adequate when these unaudited condensed interim financial statements are read in conjunction with the audited financial statements and notes thereto as of December 31, 2023 filed in Form 10-K.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes

Income Taxes

The Company estimates an annual effective tax rate of 0% as the Company incurred net losses for the three and nine months ended September 30, 2024, resulting in an estimated net loss for both financial statement and tax purposes. Therefore, no current federal or state income tax expense has been recorded in the financial statements.

Based on the Company’s history of generating operating losses and its anticipation of operating losses for the foreseeable future, the Company has determined that it is more likely than not that the tax benefits from those net operating losses would not be realized and a full valuation allowance against all deferred tax assets has been recorded. Should the Company’s assessment change, tax benefits associated with the historic net operating loss carryforwards could be limited due to future ownership changes.

During the second quarter of 2024, the Company applied for a qualified small business payroll tax credit for increasing research activities in the amount of $51,127 and is included within the “Other Receivable” on the accompanying condensed interim balance sheet as of September 30, 2024.

Income Taxes

The Company estimates an annual effective tax rate of 0% as the Company incurred net losses for the years ended December 31, 2023 and 2022, resulting in an estimated net loss for both financial statement and tax purposes. Therefore, no current federal or state income tax expense has been recorded in the financial statements.

Based on the Company’s history of generating operating losses and its anticipation of operating losses for the foreseeable future, the Company has determined that it is more likely than not that the tax benefits from those net operating losses would not be realized and a full valuation allowance against all deferred tax assets has been recorded. Should the Company’s assessment change, tax benefits associated with the historic net operating loss carryforwards could be limited due to future ownership changes.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains the majority of its cash balance in one financial institution. The balance is insured up to the maximum allowable by the Federal Deposit Insurance Corporation (“FDIC”). The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant risk of loss on cash. At times, the cash balance may exceed the maximum insured limit of the FDIC. As of September 30, 2024, the Company had cash of approximately $5.8 million in U.S. bank accounts which was not fully insured by the FDIC.

Concentration of Credit Risk

The Company maintains the majority of its cash balance in one financial institution. The balance is insured up to the maximum allowable by the Federal Deposit Insurance Corporation (“FDIC”). The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant risk of loss on cash. At times, the cash balance may exceed the maximum insured limit of the FDIC. As of December 31, 2023, the Company had cash of approximately $7.5 million in U.S. bank accounts which was not fully insured by the FDIC.

Research and Development

Research and Development

The Company expenses research and development costs when incurred. At times, the Company may make cash advances for future research and development services. These amounts are deferred and expensed in the period the service is provided. The Company incurred research and development expenses in the amount of $1,198,184 and $1,348,985 for the three months ended September 30, 2024 and 2023, respectively, and $4,578,777 and $4,100,954 for the nine months ended September 30, 2024 and 2023, respectively.

Costs for certain research and development activities, such as the provision of services for clinical trial activity, are estimated based on an evaluation of the progress to completion of specific tasks which may use data such as subject enrollment, clinical site activations or information provided to the Company by its vendors with respect to their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development expense, as applicable. The estimates are adjusted to reflect the best information available at the time of the financial statement issuance. The Company’s estimate of the status and timing of services performed could differ from the actual status and timing of services performed.

Research and Development

The Company expenses research and development costs as incurred. At times, the Company may make cash advances for future research and development services. These amounts are deferred and expensed in the period the services are provided. The Company incurred research and development expenses in the amount of $6,043,597 and $4,754,271, for the years ended December 31, 2023 and 2022, respectively.

Costs for certain research and development activities, such as the provision of services for clinical trial activity, are estimated based on an evaluation of the progress to completion of specific tasks which may use data such as subject enrollment, clinical site activations or information provided to the Company by its vendors with respect to their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development expense, as the case may be. The estimates are adjusted to reflect the best information available at the time of the financial statement issuance. Although the Company does not expect its estimates to be materially different from amounts actually incurred, the Company’s estimate of the status and timing of services performed relative to the actual status and timing of services performed may vary.

Share-Based Compensation

Share-Based Compensation

The Company accounts for the cost of services performed by employees, directors and consultants received in exchange for an award of the Company’s common stock or stock options, based on the grant-date fair value of the award. The Company recognizes compensation expense based on the requisite service period.

Compensation expense associated with stock option awards is recognized over the requisite service period based on the fair value of the option at the grant date determined based on the Black-Scholes option pricing model. Option valuation models require the input of highly subjective assumptions including the expected price volatility. The Company’s employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value computation using the Black-Scholes option pricing model. Because there is no public market for the Company’s stock options and very little historical experience with the Company’s stock, similar public companies were used for the comparison of volatility and the dividend yield. The risk-free rate of return was derived from U.S. Treasury notes with comparable maturities.

Share-Based Compensation

The Company accounts for the cost of services performed by officers and directors received in exchange for an award of Company membership interests, common stock or stock options, based on the grant-date fair value of the award. The Company recognizes compensation expense based on the requisite service period.

Compensation expense associated with stock option awards is recognized over the requisite service period based on the fair value of the option at the grant date determined based on the Black-Scholes option pricing model. Option valuation models require the input of highly subjective assumptions including the expected price volatility. The Company’s employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value computation using the Black-Scholes option pricing model. Because there is no public market for the Company’s stock options and very little historical experience with the Company’s stock, similar public companies were used for the comparison of volatility and the dividend yield. The risk-free rate of return was derived from U.S. Treasury notes with comparable maturities.

Share-Based Payments to Vendors

Share-Based Payments to Vendors

The Company accounts for the cost of services performed by vendors in exchange for an award of common stock, stock options, or warrants based on the grant-date fair value of the award or the fair value of the services rendered, whichever is more readily determinable. The Company recognizes the expense in the same period and in the same manner as if the Company had paid cash for the services.

Share-Based Payments to Vendors

The Company accounts for the cost of services performed by vendors in exchange for an award of Company membership interests, common stock, or stock options, based on the grant-date fair value of the award or the fair value of the services rendered; whichever is more readily determinable. The Company recognizes the expense in the same period and in the same manner as if the Company had paid cash for the services.

Major Vendor

Major Vendor

The Company had three major vendors that accounted for approximately 44% of the research and development expenditures for the each of the three and nine months ended September 30, 2024, and a major vendor that accounted for approximately 59% and 66% of the research and development expenditures for the three and nine months ended September 30, 2023, respectively.

As of September 30, 2024, there were three vendors who accounted for approximately 65% of the total accounts payable and accrued expenses and as of December 31, 2023, these vendors accounted for 54% of the total accounts payable and accrued expenses.

Major Vendor

The Company had a major vendor that accounted for approximately 63% and 55% of the research and development expenditures for the years ended December 31, 2023 and 2022, respectively. The same vendor also accounted for approximately 53% and 56% of the total accounts payable and accrued expenses as of December 31, 2023 and 2022, respectively.